ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

1. ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

Taoping Inc. (f/k/a China Information Technology, Inc.), together with its subsidiaries (the “Company”), is a provider of cloud-based technologies for Smart City IoT platforms, digital advertising delivery, and other internet-based information distribution systems in China. Its Internet ecosystem enables all participants of the new media community to efficiently promote branding, disseminate information, and exchange resources. In addition, the Company provides a broad portfolio of software and hardware with fully integrated solutions, including information technology infrastructure, Internet-enabled display technologies, and IoT platforms to customers in government, education, residential community management, media, transportation, and other private sectors.

In May 2018, we changed our corporate name from “China Information Technology Inc.” to “Taoping Inc.”, to reflect our current business operations in the new media and IoT industries. In 2021, Information Security Tech International Co. Ltd. (“IST HK”), one of the Company’s Hong Kong subsidiaries then, changed its corporate name to Taoping Group (China) Ltd. to reflect the Company’s current corporate structure to be in line with the new business strategies. As listed in the table below, these services are provided through the Company’s operating subsidiaries, primarily in Hong Kong and mainland China.

In June 2021, the Company consummated an acquisition of 100% of the equity interest of Taoping New Media Co., Ltd (“TNM”), a leading media operator in China’s out-of-home digital advertising industry. Mr. Jianghuai Lin, the Chairman and CEO of the Company, who then owned approximately 24.6% of total shares outstanding of the Company, owned approximately 51% of TNM. TNM focuses on digital life scenes and mainly engaged in selling out-of-home advertising time slots on its networked smart digital advertising display terminals with artificial intelligence and big data technologies. The acquisition of TNM is expected to enhance the Company’s presence in the new media and advertising sectors.

In 2021, the Company launched blockchain related new business in cryptocurrency mining operations and newly established subsidiaries in Hong Kong to supplement its diminished Traditional Information Technology (TIT) business segment as a part of new business transformation. However, due to the decreased output and the highly volatile cryptocurrency market, the Company had ceased the operation of cryptocurrency mining business by December 2022, and continues to focus the efforts on its digital adverting, smart display and the newly added smart community and related businesses.

In September 2021, the Company and the Company’s wholly owned subsidiary, Information Security Technology (China) Co., Ltd. (“IST”) entered into an equity transfer agreement with Mr. Jianghuai Lin, the sole shareholder of iASPEC Technology Group Co., Ltd. (“iASPEC”). Upon closing of the equity transfer, the Company’s variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company.

In January 2022, the Company completed the acquisition of 100% equity interest of ZJIOT, aiming to accelerate the Company’s smart charging pile and digital new media businesses in East China.

As a result of the Company’s business transformation and its exit from the TIT business, the Company disposed of 100% equity interests of iASPEC (excluding iASPEC’s subsidiaries) which mainly conducted the Company’s TIT business to an unrelated third party for nil consideration on June 7, 2022. The disposition resulted in a total recorded income of approximately $3.0 million for the Company for the year ended December 31, 2022.

The Company disposed of 100% equity interests of TDL to an unrelated third party for nil consideration on September 6, 2023, and disposed of 100% equity interests of TDAL and TCL (including their respective subsidiary) to an unrelated third party for nil consideration on October 27, 2023.

In May 2023, the Company established a subsidiary Taoping EP Holdings (Shenzhen) Co., Ltd. with a majority stake of 51%, to explore the new off-grid wastewater treatment business line.

In September 2023, the Company acquired 80% equity from other shareholders of Fujian Taoping Investment Co., Ltd. with nil consideration, to expand its digital advertising and other businesses in Fujian Province. As a result of the acquisition, the Company currently owns 100% of Fujian Taoping Investment Co, Ltd.

In November 2023, the Company established a subsidiary Taoping (Guangxi) EP Tech Co., Ltd. to expand its wastewater treatment business in Guangxi Province.

In April 2024, the Company established a subsidiary Taoping Industrial (Yunnan) Co., Ltd. to explore smart agricultural related businesses in Yunnan Province.

In June 2024, ZJIOT was dissolved as a result of the Company’s business realignment.

In January 2025, TDTJS was dissolved as a result of the Company’s business realignment.

In April 2025, TEPH was dissolved as a result of the Company’s business realignment.

In June 2025, TPGXT was dissolved as a result of the Company’s business realignment.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The following table lists our subsidiaries as of the respective date as indicated below.

		June 30, 2025	December 31, 2024	December 31, 2023
Entities	Subsidiaries	% owned	% owned	% owned	Location
Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Taoping Group (China) Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	Subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	Subsidiary	100%	100%	100%	Shenzhen, China
Taoping New Media Co., Ltd. (TNM)	Subsidiary	100%	100%	100%	Shenzhen, China
Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)	Subsidiary	-	100%	100%	Jiangsu, China
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT)	Subsidiary	-	-	100%	Zhenjiang, China
Taoping EP Holdings (Shenzhen) Co., Ltd. (TEPH)	Subsidiary	-	51%	51%	Shenzhen, China
Fujian Taoping Investment Co., Ltd. (FJTI)	Subsidiary	100%	100%	100%	Fujian, China
Taoping (Guangxi) EP Tech. Co., Ltd. (TPGXT)	Subsidiary	-	100%	100%	Guangxi, China
Taoping Industrial (Yunnan) Co., Ltd. (TIYN)	Subsidiary	100%	100%	-	Yunnan, China

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Going Concern and Management’s Plans

As a result of business realignment, the Company’s revenue was slightly decreased period-over-period in the first half of 2025. The Company incurred a net loss of approximately $4.7 million for the six months ended June 30, 2025, compared to a net income of approximately $0.6 million for the same period of 2024. The Company reported negative cash flows from operations of approximately $1.5 million for the six months ended June 30, 2025, compared to negative cash flows of $2.5 million from operations for the same period of 2024. The negative operating cash flow was primarily attributable to the increase in other current assets and prepaid expenses and the decrease in advances from customers. As of June 30, 2025, the Company had a working capital surplus of approximately $14.0 million, compared to a working capital surplus of $16.0 million as of December 31, 2024.

The Company will continue to put efforts on the digital advertising and other cloud-based and AI-related products and applications. Furthermore, its two core competencies, the Taoping national sales network and the highly scalable and compatible cloud platform, and its strong software development capability, make it a valued partner by many other smart-community customers and solution providers. Having considered that the existing businesses of the Company suffered from losses and negative operating cashflows in the previous years and expected to be more competitive in the future.

On September 29, 2025, the Company signed a share purchase agreement to acquire 100% equity in Skyladder Group Limited (“Skyladder Group”) valued at approximately RMB 152 million (approximately US$21.36 million), payable in 7,882,921 ordinary shares of the Company. Upon completion of this transaction, the Company will wholly own Skyladder Group. The Company will leverage AI technology to accelerate its growth as it significantly expands the scope of its comprehensive smart elevator services and further enhances its smart IoT strategy. The Company believes that this transaction will not only propel Taoping’s business into the high-growth AI-enabled smart elevator service sector but also create stable and substantial value for the Company.

According to the agreement, the purchase price will be paid in the form of ordinary shares issued by Taoping, with performance-based targets including Skyladder Group achieving revenue of RMB 74.14 million and net profit of RMB 3.80 million in 2026; revenue of RMB 101.98 million and net profit of RMB 7.74 million in 2027; revenue of RMB 135.06 million and net profit of RMB 14.90 million in 2028; and revenue of RMB 180.66 million and net profit of RMB 22.14 million in 2029. Shares will be proportionally unlocked or adjusted as Skyladder Group achieves or fails to achieve the agreed upon targets. Upon completion, Taoping will integrate its own resources with Skyladder Group’s technological and channel advantages to accelerate the implementation of its smart elevator service business. The closing of the transaction is subject to certain conditions and representations, warranties, and covenants and the parties have agreed to use their best efforts to close the transaction by October 31, 2025, and in any event by December 31, 2025.

The Company considers the competitive market in China and potential financial consequences from the tariffs war may raise significant uncertainty to the Company’s existing and new businesses. If the Company’s execution of the above business strategies is not successful to achieve positive operating cashflow, additional capital raise from issuing equity security or debt instrument or additional loan facility may occur to support required cash flows. The Company’s existing $7.9 million bank loan, which was guaranteed and/or collateralized with the Company’s office property, provides important capital support for its operation. In addition, on July 17, 2023, the Company entered into both a public standby equity purchase agreement and a private standby equity purchase agreement with an investor. Pursuant to the agreements, the Company has the right, but not the obligation, to sell to the investor up to $1,000,000 and $10,000,000, respectively, of its ordinary shares, within 24 months and 36 months, respectively, from the date of the agreements. As of September 30, 2025, the Company had received a total of approximately $7.2 million in gross proceeds under these two equity line financings.

On January 13, 2025, the Company entered into a Securities Purchase Agreement with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued an unsecured convertible promissory note with a 12-month maturity (the “Convertible Note”) to Investor. The Convertible Note has the original principal amount of $1,311,000 including the original issue discount of $96,000 and Investor’s legal and other transaction costs of $15,000. $1,200,000 had been received by the Company.

On February 26, 2025, the Company entered into a securities purchase agreement with certain investors (the “Investors”), pursuant to which the Company agreed to issue an aggregate of 333,334 ordinary shares of no par value of the Company, at an offering price of $6.0 per share, to the Investors for a total purchase price of $2,000,000. $1,600,000 had been received by the Company.

From above, the Company believes that it has the ability to raise needed capital to maintain its operations, repay short term loans and fund business growth, and is able to operate as a going concern.

However, the Company considered the recent fluctuation in Nasdaq market and can make no assurances that financing will be always available for the amounts we need, or on terms commercially acceptable to us, if at all. If one or all of these businesses and/or strategies do not go well or subsequent capital raise was insufficient to bridge financial and liquidity shortfall, substantial doubt exists about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS